Long-Term Loans (Details) - USD ($)	Mar. 31, 2025	Nov. 30, 2024	Jun. 30, 2025	Dec. 31, 2024
Long-Term Loans [Line Items]
Fixed interest rate	7.00%	6.50%
Fair market value current	60.00%	70.00%
Percentage on additional collateral fair market value bitcoins		80.00%
Outstanding balance loans (in Dollars)			$ 40,000,000	$ 35,000,000
Liquidation threshold percentage	90.00%
Master Loan Agreement [Member]
Long-Term Loans [Line Items]
Additional collateral trigger	75.00%
Agreement A [Member]
Long-Term Loans [Line Items]
Outstanding balance loans (in Dollars)			35,000,000	35,000,000
Agreement B [Member]
Long-Term Loans [Line Items]
Outstanding balance loans (in Dollars)			$ 5,000,000